Benefit Plans (Change in Benefit Obligations of Postemployment Benefit Plans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1	$ 619
Service cost	30
Interest cost	22	22
Benefit obligation at December 31		619
Postemployment Benefit Plans [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at January 1	619	574
Service cost	30	28	26
Interest cost	22	22	24
Payments for Postemployment Benefits	196	223
Actuarial losses	129	118
Other	78	100
Benefit obligation at December 31	$ 682	$ 619	$ 574